Interest income from financial assets at fair value through profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Financial assets
Interest income on financial assets designated at fair value through profit or loss	$ 14,049
Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	14,049
Loans and advances to credit institutions | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	5,981
Loans and advances to customers | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	518
Debt instruments. | Financial assets at fair value through profit or loss category
Financial assets
Interest income on financial assets designated at fair value through profit or loss	$ 7,550